INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of net deferred tax assets (liabilities)

The Company’s net deferred tax assets (liabilities) as of December 31, 2021 is as follows:

Deferred tax assets:
Start-up costs	$61,335
Net operating loss carryforwards	298,437
Total deferred tax assets	359,772
Valuation allowance	(354,792)
Deferred tax liabilities:
Unrealized gain on investments	(4,980)
Total deferred tax liabilities	(4,980)
Deferred tax assets, net of allowance	$—

Schedule of income tax provision

The income tax provision for the year ended December 31, 2021 consists of the following:

Federal
Current	$—
Deferred	(354,792)
State
Current	—
Deferred	—
Change in valuation allowance	354,792
Income tax provision	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	(40.8)%
Non-deductible transaction costs	0.2%
Change in valuation allowance	19.6%
Income tax provision	0.0%